BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Parts	$ 412,087	$ 472,079	$ 164,131
Finished Goods	181,937	161,719	386,564
Total	$ 594,024	$ 633,798	$ 550,695